UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File No. 811-22442

First Trust High Income Long/Short Fund

Exact Name of Registrant as Specified in Declaration of Trust

120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187

Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

W. Scott Jardine

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, Illinois 60187

Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

(630) 765-8000

Registrant's Telephone Number, including Area Code

Date of fiscal year end: October 31

Date of reporting period: July 1, 2022 - June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Proxy Voting Record

Vistra Corp.
Ticker: VST
CUSIP: 92840M102
Shareholder meeting date: 02-May-23

Brief identification of matter voted on	Whether the matter voted on was proposed by the issuer or by a security holder	Whether the Fund cast its vote on the matter	How the Fund cast its vote on the matter	Whether the Fund voted for or against management
Elect Director Scott B. Helm	ISSUER	Yes	For	For
Elect Director Hilary E. Ackermann	ISSUER	Yes	For	For
Elect Director Arcilia C. Acosta	ISSUER	Yes	For	For
Elect Director Gavin R. Baiera	ISSUER	Yes	For	For
Elect Director Paul M. Barbas	ISSUER	Yes	For	For
Elect Director James A. Burke	ISSUER	Yes	For	For
Elect Director Lisa Crutchfield	ISSUER	Yes	For	For
Elect Director Brian K. Ferraioli	ISSUER	Yes	For	For
Elect Director Jeff D. Hunter	ISSUER	Yes	For	For
Elect Director Julie A. Lagacy	ISSUER	Yes	For	For
Elect Director John R. (J.R.) Sult	ISSUER	Yes	For	For
Advisory Vote to Ratify Named Executive Officers' Compensation	ISSUER	Yes	For	For
Ratify Deloitte & Touche LLP as Auditors	ISSUER	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust High Income Long/Short Fund

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer

Date	July 17, 2023

* Print the name and title of each signing officer under his or her signature.